Employee benefits and share-based payments (Details 2) - ARS ($) $ in Millions	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Employee Benefits And Share-based Payments
Present value of unfunded obligations	$ 316	$ 673	$ 572
Present value of funded obligations	371	1,789	1,070
Total Present value of defined benefits obligations (post-employment)	687	2,462	1,642
Fair value of plan assets	(592)	(1,703)	(1,101)
Recognized liability for defined benefits obligations	95	759	541
Liability for other long-term benefits	15	4	148
Total recognized liabilities	110	763	689
Assets designed for payment of benefits for employees			(4)
Net position from employee benefits	$ 110	$ 763	$ 689